Interest and Finance Costs	6 Months Ended
Jun. 30, 2019
Interest and Finance Costs [Abstract]
Interest and Finance Costs:

18.Interest and Finance Costs:

The amounts in the accompanying unaudited interim condensed consolidated statements of operations are analyzed as follows:

	Six-month period ended June 30,
	2018	2019
Interest incurred on long-term debt	$6,358	$7,556
Interest on finance lease liability	-	1,872
Interest received from available for sale debt securities	-	(238)
Interest, amortization and write off of financing fees on loan from related party	2,595	-
Amortization of financing fees and other fees	561	277
Commissions, commitment fees and other financial expenses	165	108
Capitalized interest and finance costs	(84)	-
Total	$9,595	$9,575